Long-term debt - Schuldschein loans (Details) € in Thousands	Feb. 14, 2022 EUR (€)
Schuldschein loans tranche one
Long-term debt
Face amount	€ 25,000
Borrowings term (in years)	5 years
Schuldschein loans tranche two
Long-term debt
Face amount	€ 200,000
Borrowings term (in years)	7 years